Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 34,910	$ 36,480	$ 84,091
Restricted cash	15,045	9,076	9,752
Accounts receivable, net	7,141	5,127	16
Inventories	1,137	1,066	0
Prepaid expenses and other	2,971	2,913	1,305
Total current assets	72,676	69,746	111,251
Investments in unconsolidated entities	500	500	500
Furniture, fixtures and equipment, net	23,259	21,154	12,044
Goodwill	13,103	12,947	0
Intangible assets, net	9,472	9,713	0
Other assets	587	750	0
Total assets	119,597	114,810	129,797
Current liabilities:
Accounts payable and accrued expenses	18,648	20,451	11,314
Due to affiliates	3,999	4,272
Deferred income	342	459	0
Deferred compensation plan	320	311	144
Notes payable, net	1,736	1,751	0
Other liabilities	13,979	9,076	9,752
Total current liabilities	39,024	36,320	24,432
Accrued expenses	0	78	287
Deferred income	12,852	13,440	4,515
Deferred compensation plan	19,420	18,948	8,934
Notes payable, net	11,534	9,956	0
Total liabilities	82,830	78,742	38,168
Commitments and contingencies (note 9)
Redeemable noncontrolling interests	4,662	5,111	1,480
Preferred stock, $0.01 par value, 50,000,000 shares authorized:
Series A cumulative preferred stock, no shares issued and outstanding at March 31, 2018 and December 31, 2017	0	0	0
Common stock, $0.01 par value, 100,000,000 shares authorized, 2,103,353 and 2,093,556 shares issued and outstanding at March 31, 2018 and December 31, 2017, respectively	21	21	20
Additional paid-in capital	255,037	249,695	237,796
Accumulated deficit	(224,281)	(219,396)	(200,439)
Accumulated other comprehensive income (loss)	(232)	(135)	0
Total stockholders’ equity of the Company	30,545	30,185	37,377
Noncontrolling interests in consolidated entities	1,560	772	52,772
Total equity	32,105	30,957	90,149
Total liabilities and equity	119,597	114,810	$ 129,797
Ashford Trust OP
Current assets:
Due from related parties	11,376	13,346
Braemar OP
Current assets:
Due from related parties	$ 96	$ 1,738